Business Combinations (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CNY (¥)	Mar. 17, 2021	Dec. 04, 2020
LKCO [Member]
Business Combinations (Details) [Line Items]
Cash consideration	$ 2.5	¥ 16.4
Cash	$ 1.5	¥ 9.6
Business acquisition, shares	1,789,618
Business Combinations [Member]
Business Combinations (Details) [Line Items]
Equity interest			100.00%
Botbrain [Member]
Business Combinations (Details) [Line Items]
Acquisition, percentage				67.36%